Trade receivables (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables
Balance at beginning of the year	$ 11,700	$ 13,534
Increase	2,182	3,816
Decrease	(314)	(411)
Recovery - Agreement on the Regularization of Obligations	(2,650)
Result from exposure to inflation	(6,284)	(5,239)
Balance at end of the year	$ 4,634	$ 11,700